Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 8,897	$ 7,564
Trade receivables	331	221
Inventory	2,625	1,988
Prepaid expenses and other receivables	752	981
Total current assets	12,605	10,754
NON-CURRENT ASSETS
Right of use assets	239	524
Property and equipment, net	993	1,252
Long-term restricted deposits	51	46
Total non-current assets	1,283	1,822
TOTAL ASSETS	13,888	12,576
CURRENT LIABILITIES
Trade payables	863	1,232
Lease liabilities	204	298
Employees and employees related liabilities	2,659	2,757
Other current liabilities	1,098	1,227
Total current liabilities	4,824	5,514
NON-CURRENT LIABILITIES
Long term lease liabilities	13	161
Total non-current liabilities	13	161
Commitments and contingencies
SHAREHOLDERS’ EQUITY
Ordinary shares, no par value; Authorized 2,500,000,000 shares; Issued and outstanding: 73,122,293 shares and 56,568,999 shares as of December 31, 2025 and December 31, 2024, respectively
Additional paid-in capital	129,487	112,280
Accumulated deficit	(120,436)	(105,379)
Total shareholders’ equity	9,051	6,901
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 13,888	$ 12,576